Commitments and Contingencies (Lease and Other Commitments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Lease Agreement, Israel Corporate Premises [Member]
Future minimum payments, operating leases:
Bank guarantee	$ 25
Value Added Tax And Customs Commitments [Member]
Future minimum payments, operating leases:
Bank guarantee	17
Corporate Premises [Member]
Operating Leased Assets [Line Items]
Operating lease agreements, termination notice for New Jersey premises	30 days
Future minimum payments, operating leases:
Year ending December 31, 2014	48
Lease expense	487	524	460
Motor Vehicles [Member]
Future minimum payments, operating leases:
Year ending December 31, 2014	230
Year ending December 31, 2015	215
Year ending December 31, 2016	55
Operating leases, future minimum payments due	500
Lease expense	$ 233	$ 184	$ 233